Note 6 - Other Receivables (Tables)	12 Months Ended
Jan. 31, 2014
Other Receivables [Abstract]
Other Receivables [Table Text Block]
	January 31, 2014	January 31, 2013
Net working capital adjustments receivable from acquisitions	4,005	1,986
Other receivables	4,440	3,669
	8,445	5,655